Analysis of performance by segment - Other investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of operating segments
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income	$ 3,371	$ 185	$ 15
Realised gains (losses) on loans	43	(3)	(1)
Dividends	1,249	1,000	740
Other investment (loss) income	(428)	(218)	81
Other investment return	40,614	44,948	(13,327)
Realised gains on available-for-sale securities arising upon derecognition of debt securities	2,817
Realized gains and losses on investments recognised in the income statement	2,800	(2,000)	2,500
Securities
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	40,070	49,809	(14,867)
Derivatives
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	$ (3,691)	$ (5,825)	$ 705